OTHER FINANCIAL ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2017
Disclosure of other financial assets and liabilities [Abstract]
OTHER FINANCIAL ASSETS AND LIABILITIES
NOTE 20  -      OTHER FINANCIAL ASSETS AND LIABILITIES

From time to time the Group takes action to hedge against changes in exchange rate. Below are the open positions as of December 31, 2017:

Other financial assets and liabilities:

	Exchange	2 0 1 7	2 0 1 6	2 0 1 7
	rate	NIS		US Dollars
Derivatives designated as hedges:
Forward contracts in US Dollars	3.845-3.855	-	(12)	-